Label	Element	Value
iMGP International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP International Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 43.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. The cost for the International Fund reflects the net expenses of the International Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Fund invests in the securities of companies that the sub‑advisors to the International Fund (each, a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the International Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the International Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of International Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the International Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the International Fund’s assets by independently managing a focused portfolio (resulting in total International Fund holdings of 40 to 80 different stocks).
Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid‑, and small-capitalization companies, as measured by market capitalization at the time of acquisition, and companies located in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. The International Fund may focus its investments in certain sectors – including, but not limited to, the technology and financial sectors – from time to time as a result of the implementation of the International Fund’s investment strategy by the sub‑advisors, but sector focus is not a principal strategy of the International Fund.
Each sub‑advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing its investment strategy, the International Fund seeks to:
•	combine the efforts of several experienced, high quality international managers;
•	access the highest conviction stock-picking ideas of each manager at any point in time;
•	deliver a portfolio that is prudently diversified in terms of stocks (typically 40 to 80) and industries while still allowing each manager to run portfolio segments focused on only its highest conviction stocks; and
•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.

SUB‑ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO
Harris Associates L.P. (“Harris”)	15%	All sizes
Lazard Asset Management (“Lazard”)	30%	All sizes
Zadig Asset Management S.A. (“Zadig”)	30%	Mostly large‑sized companies
Polen Capital Management, LLC (“Polen Capital”)	25%	All sizes, but mostly large- and mid‑sized companies

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class for the 1‑, 5‑ and 10‑year periods compare to those of a broad-based market index, as well as an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future. Updated performance information is available on the International Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class for the 1‑, 5‑ and 10‑year periods compare to those of a broad-based market index, as well as an index of peer group mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	-32.92%	Quarter ended March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The International Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The International Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

iMGP International Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, it is possible to lose money on an investment in the International Fund.
iMGP International Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the International Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
iMGP International Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small-and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.

iMGP International Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the International Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

iMGP International Fund | Country Regional Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters – will adversely affect the value of securities issued by companies in foreign countries or regions. Because the International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the International Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.

iMGP International Fund | Europe Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Europe Investing Risk. The International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

iMGP International Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the International Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.

iMGP International Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. The value of the International Fund’s shares will fluctuate based on the performance of the International Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the International Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the International Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

iMGP International Fund | Geopolitical Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the International Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

iMGP International Fund | US Trade Policy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Trade Policy Risk: The Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact the International Fund.

iMGP International Fund | Mid Size Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Mid‑Size Companies Risk. Securities of companies with mid‑sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid‑sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid‑sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large‑cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

iMGP International Fund | Smaller Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid‑sized companies. Securities of small- and mid‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

iMGP International Fund | Multi Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Multi-Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

iMGP International Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Active Management Risk. The International Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

iMGP International Fund | Large Shareholder Purchase and Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Large Shareholder Purchase and Redemption Risk. The International Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the International Fund. Such large shareholder redemptions may cause the International Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the International Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the International Fund’s performance to the extent that the International Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the International Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the International Fund’s expense ratio.

iMGP International Fund | Special Situations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the International Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

iMGP International Fund | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the International Fund, the International Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the International Fund emphasizes investments in a particular sector, the International Fund has the potential to be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the International Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Technology Sector Risk. The International Fund may invest a significant portion of its assets in the financial services sector. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
¡	Financial Sector Risk. The International Fund may invest a significant portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

iMGP International Fund | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Investment Selection Risk. The sub‑advisors’ portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when sub‑advisors concentrate their holdings in a limited number of securities as may be the case in the

International Fund because concentration can magnify the potential for gains and losses from individual securities. This risk may be greater for multi-manager funds compared to funds with a single manager.

iMGP International Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the International Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the International Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the International Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

iMGP International Fund | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub‑advisor’s control, including instances at third parties. The International Fund, the Advisor and each sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

iMGP International Fund | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the International Fund or that could adversely impact the Fund’s performance.

iMGP International Fund | Value Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or that security’s value may decrease.

iMGP International Fund | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

iMGP International Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk. This is the risk that the value of the International Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

iMGP International Fund | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

iMGP International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Interest and Dividend Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	383
Five Years	rr_ExpenseExampleYear05	664
Ten Years	rr_ExpenseExampleYear10	$ 1,465
2015	rr_AnnualReturn2015	(5.52%)
2016	rr_AnnualReturn2016	(4.61%)
2017	rr_AnnualReturn2017	23.61%
2018	rr_AnnualReturn2018	(20.80%)
2019	rr_AnnualReturn2019	30.45%
2020	rr_AnnualReturn2020	5.02%
2021	rr_AnnualReturn2021	11.75%
2022	rr_AnnualReturn2022	(21.58%)
2023	rr_AnnualReturn2023	17.40%
2024	rr_AnnualReturn2024	(0.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.92%)
One Year	rr_AverageAnnualReturnYear01	(0.57%)
Five Years	rr_AverageAnnualReturnYear05	1.44%
Ten Years	rr_AverageAnnualReturnYear10	2.15%
iMGP International Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.58%)
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	1.80%
iMGP International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Years	rr_AverageAnnualReturnYear05	1.37%
Ten Years	rr_AverageAnnualReturnYear10	1.80%
iMGP International Fund | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%
Five Years	rr_AverageAnnualReturnYear05	4.73%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
iMGP International Fund | Morningstar Foreign Large Blend Category (reflects net performance of funds in this group)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.74%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	4.69%

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC (“iM Global” or the “Advisor”), the advisor to the International Fund, has contractually agreed, through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by iM Global is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.